Goodwill and intangible assets - Summary of Changes In Content Assets (Detail) - Content assets - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 1,342,046	¥ 1,062,547
Changes in carrying amount:
Additions	649,305	500,045
Acquisitions through business combinations	48,283	92,599
Disposals or classified as held for sale	(38,906)	(5,679)
Amortization	(510,123)	(400,900)
Impairment losses	(14,203)	(14,608)
Translation adjustment	85,190	108,042
Other	290
Total changes	219,836	279,499
Ending Balance	1,561,882	1,342,046
Film costs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	453,477	394,475
Changes in carrying amount:
Additions	526,273	313,648
Acquisitions through business combinations	419	11,724
Disposals or classified as held for sale	(38,899)	(932)
Amortization	(381,753)	(294,350)
Impairment losses	(13,815)	(13,870)
Translation adjustment	27,228	42,782
Other	0
Total changes	119,453	59,002
Ending Balance	572,930	453,477
Broadcasting rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	101,218	64,633
Changes in carrying amount:
Additions	83,491	75,841
Acquisitions through business combinations	7	32,124
Disposals or classified as held for sale	0	(4,747)
Amortization	(76,824)	(70,514)
Impairment losses	0	(738)
Translation adjustment	4,665	4,619
Other	0
Total changes	11,339	36,585
Ending Balance	112,557	101,218
Music catalogs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	704,790	556,752
Changes in carrying amount:
Additions	27,839	87,350
Acquisitions through business combinations	607	28,194
Disposals or classified as held for sale	0
Amortization	(31,686)	(25,182)
Impairment losses	(236)
Translation adjustment	50,980	57,676
Other	0
Total changes	47,504	148,038
Ending Balance	752,294	704,790
Artist contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	15,243	12,477
Changes in carrying amount:
Additions	942	2,209
Acquisitions through business combinations	0
Disposals or classified as held for sale	0
Amortization	(1,285)	(604)
Impairment losses	0
Translation adjustment	1,086	1,161
Other	0
Total changes	743	2,766
Ending Balance	15,986	15,243
Music distribution rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	34,061	25,011
Changes in carrying amount:
Additions	35
Acquisitions through business combinations	1,171	9,760
Disposals or classified as held for sale	0
Amortization	(2,755)	(1,648)
Impairment losses	0
Translation adjustment	937	938
Other	0
Total changes	(612)	9,050
Ending Balance	33,449	34,061
Game content
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	33,257	9,199
Changes in carrying amount:
Additions	10,725	20,997
Acquisitions through business combinations	46,079	10,797
Disposals or classified as held for sale	(7)
Amortization	(15,820)	(8,602)
Impairment losses	(152)
Translation adjustment	294	866
Other	290
Total changes	41,409	24,058
Ending Balance	74,666	33,257
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,978,980	4,010,557
Changes in carrying amount:
Ending Balance	5,923,847	4,978,980
Gross carrying amount | Film costs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,549,934	2,909,102
Changes in carrying amount:
Ending Balance	4,320,022	3,549,934
Gross carrying amount | Broadcasting rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	395,045	304,036
Changes in carrying amount:
Ending Balance	419,025	395,045
Gross carrying amount | Music catalogs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	914,418	724,513
Changes in carrying amount:
Ending Balance	1,008,942	914,418
Gross carrying amount | Artist contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	30,278	26,709
Changes in carrying amount:
Ending Balance	32,484	30,278
Gross carrying amount | Music distribution rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	43,219	32,019
Changes in carrying amount:
Ending Balance	45,988	43,219
Gross carrying amount | Game content
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	46,086	14,178
Changes in carrying amount:
Ending Balance	97,386	46,086
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(3,636,934)	(2,948,010)
Changes in carrying amount:
Ending Balance	(4,361,965)	(3,636,934)
Accumulated amortization and impairment losses | Film costs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(3,096,457)	(2,514,627)
Changes in carrying amount:
Ending Balance	(3,747,092)	(3,096,457)
Accumulated amortization and impairment losses | Broadcasting rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(293,827)	(239,403)
Changes in carrying amount:
Ending Balance	(306,468)	(293,827)
Accumulated amortization and impairment losses | Music catalogs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(209,628)	(167,761)
Changes in carrying amount:
Ending Balance	(256,648)	(209,628)
Accumulated amortization and impairment losses | Artist contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(15,035)	(14,232)
Changes in carrying amount:
Ending Balance	(16,498)	(15,035)
Accumulated amortization and impairment losses | Music distribution rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(9,158)	(7,008)
Changes in carrying amount:
Ending Balance	(12,539)	(9,158)
Accumulated amortization and impairment losses | Game content
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(12,829)	(4,979)
Changes in carrying amount:
Ending Balance	¥ (22,720)	¥ (12,829)